Mobile Financial Services activities - Book value of derivatives, net (Details) - Derivatives [member] - Orange Bank, operating segment [member] - Operating segments [member] - EUR (€) € in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about financial instruments [line items]
Derivatives, net amount	€ (75)	€ (74)	€ (46)
Level 2 of fair value hierarchy [member]
Disclosure of detailed information about financial instruments [line items]
Derivatives, net amount	€ (75)